Principles of Consolidation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Principles Of Consolidation and Summary Of Significant Accounting Policies [Abstract]
Schedule of Company's subsidiaries and variable interest entities
Name	Domicile and date of incorporation	Registered capital		Effective ownership	Principal activities
Heilongjiang Jinshangjing Bio-Technology Development Co., Limited (“JSJ”)	PRC October 29, 2009	USD $	100,000	100%	Holding company

Yew Bio-Pharm Holdings Limited (“Yew Bio-Pharm (HK)”)	Hong Kong November 29, 2010	HK$	10,000	100%	Holding company of JSJ

Harbin Yew Science and Technology Development Co., Ltd. (“HDS”)	PRC August 22, 1996	RMB	45,000,000	Contractual arrangements
Processing and selling yew raw materials used in the manufacture of TCM; growing and selling yew tree seedlings and mature trees, including potted miniature yew trees; and manufacturing and selling furniture and handicrafts made of yew tree timber

Name	Domicile and date of incorporation	Registered capital	Effective ownership	Principal activities
JSJ	PRC October 29, 2009	USD $100,000	100%	Holding company

Yew Bio-Pharm (HK)	Hong Kong November 29, 2010	HK $10,000	100%	Holding company of JSJ

HDS	PRC August 22, 1996	RMB 45,000,000	Contractual arrangements	Sales of Yew tree components for use in pharmaceutical industry, sale of Yew tree seedlings and potted yew trees; and the manufacture of Yew tree wood handicrafts

Schedule of carrying amount of assets and liabilities related to variable interest entity

	September 30, 2012	December 31, 2011
Assets
Cash	$506,987	$479,494
Accounts receivable	530,470	-
Inventories (current and long-term)	10,603,379	8,218,874
Prepaid expenses and other assets	1,595	283
Prepaid rent - related party	64,529	-
Property and equipment, net	735,639	750,779
Land use rights and yew forest assets, net	15,034,720	15,166,197
Total assets of VIE	$27,477,319	$24,615,627

Liabilities
Accounts payable	$900,489	$1,360,611
Accrued expenses and other payables	23,163	73,727
Taxes payable	8,142	1,049
Due to VIE holding companies	2,058,426	2,164,107
Due to related parties	6,623	240,159
Total liabilities of VIE	$2,996,843	$3,839,653

	December 31, 2011	December 31, 2010
Assets
Cash	$479,494	$543,063
Inventories	8,218,874	8,505,237
Prepaid expenses and other assets	283	2,100
Property and equipment, net	750,779	752,334
Land use rights and yew forest assets, net	15,166,197	9,485,786
Total assets of VIE	$24,615,627	$19,288,520

Accounts payable	$1,360,611	$1,810,092
Advances from customers	—	322,151
Accrued expenses and other payables	73,727	44,134
Taxes payable	1,049	7,112
Due to VIE holding companies	2,164,107	1,075,225
Due to related parties	240,159	145,360
Total liabilities of VIE	$3,839,653	$3,404,074

Estimated useful lives of fixed assets
Building	15	years
Machinery and equipment	10	years
Office equipment	3	years
Leasehold improvement	5	years
Motor vehicles	4	years

Exchange rates used to translate amounts
	2011	2010
Exchange rate on balance sheet dates
USD : RMB exchange rate	6.3647	6.6118

Average exchange rate for the year
USD : RMB exchange rate	6.47351	6.77875

Reconciliation of basic and diluted net income per share

	Years Ended December 31,
	2011	2010
Net income available to common stockholders for basic and diluted net income per share of common stock	$4,040,311	$2,585,960
Weighted average common stock outstanding — basic	40,500,000	40,083,562
Effect of dilutive securities:
Subscribed common shares issuable and subject to recession	9,500,000	9,500,000
Weighted average common stock outstanding — diluted	50,000,000	49,583,562
Net income per common share — basic	$0.10	$0.06
Net income per common share — diluted	$0.08	$0.05